StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Co-Investments - Non-Controlled/Non-Affiliated - 7.4% of NAV					1,2,3,4
Investment Funds - 7.0% of NAV
North America - 6.1% of NAV
ActiveProspect Five Elms, L.P.	Private Equity	12/30/2025	$13,409,377	$14,048,034	6
Bregal Sagemount IV RGS Co-Invest L.P.	Private Equity	04/01/2026	2,975,290	2,975,290	*,6
CD&R Gemini Equity Holdings, L.P.	Private Equity	04/22/2026	—	—	*,⁺,6
Gator Co-Invest LI, L.P.	Private Equity	10/21/2025	3,268,291	3,228,816	*,7
Gator Co-Invest VE, L.P.	Private Equity	11/12/2025	11,462,287	11,270,347	*,6
HS Sky LLC	Private Equity	12/22/2025	40,447,706	47,395,304	*,6
Imaginary Venture Capital NK-1, L.P.	Private Equity	02/10/2026	10,000,000	9,400,174	*,6
MDCP Co-Investors (Chicago-C), L.P.	Private Equity	10/28/2025	9,057,247	10,572,961	*,6
THL Fund IX Investors (Cascade), L.P.	Private Equity	05/06/2026	4,998,585	4,961,816	⁺,6
WindRose – Veristat Investment Holdings, L.P.	Private Equity	05/07/2026	15,000,000	15,000,000	*,6
WP Meridian Co-Investment Vehicle, L.P.	Private Equity	06/04/2026	1,323,011	1,323,011	*,⁺,6
Total North America			$111,941,794	$120,175,753

Rest of World - 0.9% of NAV
MC Accelerate Co-Invest Feeder LP	Private Equity	09/26/2025	$10,065,799	$17,264,093	*,6
Total Rest of World			$10,065,799	$17,264,093
Total Investment Funds			$122,007,593	$137,439,846

Direct Equity - 0.4% of NAV
Europe - 0.4% of NAV
Athora Holding Ltd. (963,417 common shares)	Private Equity	03/20/2026	$7,657,877	$7,531,116	*,⁺,5,6
Total Europe			$7,657,877	$7,531,116
Total Direct Equity			$7,657,877	$7,531,116
Total Non-Controlled/Non-Affiliated Co-Investments			$129,665,470	$144,970,962

Secondary Investments - Non-Controlled/Non-Affiliated - 75.9% of NAV					1,2,3,4
Investment Funds - 75.9% of NAV
Europe - 11.4% of NAV
A9 USD (Feeder) L.P.	Private Equity	04/01/2026	$2,780,496	$4,335,360	⁺,6
Advent International GPE VIII-B Limited Partnership	Private Equity	04/06/2026	87,866	239,668	*,6
Advent International GPE VIII-B-3 Limited Partnership	Private Equity	12/31/2025	1,932,536	1,863,317	*,6
Advent International GPE VIII-C Limited Partnership	Private Equity	12/31/2025	1,382,128	1,460,988	*,6
Advent International GPE VIII-D Limited Partnership	Private Equity	04/06/2026	315,850	859,684	*,6
Advent International GPE VIII-E Limited Partnership	Private Equity	04/06/2026	1,358,275	3,704,680	*,6
Advent International GPE VIII-H Limited Partnership	Private Equity	04/06/2026	57,930	157,617	*,6
Advent International GPE IX Limited Partnership	Private Equity	03/31/2026	3,076,000	3,208,630	*,⁺,6
Advent International GPE X-C Limited Partnership	Private Equity	03/31/2026	3,500,019	3,962,450	*,⁺,6
Albea Co-Invest SCSp	Private Equity	03/31/2026	1,591,440	2,314,749	*,6
AVS I (Feeder) L.P.	Private Equity	03/31/2026	—	—	*,⁺,6

StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
Europe (continued)
Bain Capital Europe Fund V, SCSp	Private Equity	03/31/2026	$2,207,085	$2,922,731	*,⁺,6
Cevine Capital Management VI (No.1) Feeder Limited Partnership Incorporated	Private Equity	03/31/2026	31,212	120,828	⁺,6
CVC Capital Partners VII (A) L.P.	Private Equity	04/01/2026	2,176,460	3,089,174	⁺,6
EMK Capital Partners II LP	Private Equity	12/31/2025	19,529,257	22,909,873	*,⁺,6
Epiris Fund II (B) L.P.	Private Equity	09/30/2025	3,880,564	4,810,344	*,⁺,6
Exponent Private Equity Partners III, LP	Private Equity	09/30/2025	2,681,190	2,865,469	*,⁺,6
Five Arrows Principal Investments III SCSp	Private Equity	04/07/2026	2,057,242	3,216,380	*,⁺,6
Five Arrows Principal Investments IV SCSp SICAV-RAIF	Private Equity	04/07/2026	2,435,103	3,544,061	*,⁺,6
Generali Lion River Fund XV SCSp	Private Equity	11/20/2025	37,479	27,151	*,⁺,6
Generali Lion River Secondary Fund I SCSp	Private Equity	11/20/2025	5,432,975	6,805,642	*,⁺,6
HgCapital 8 D L.P.	Private Equity	04/01/2026	3,195,573	3,309,852	*,⁺,6
HgCapital Mercury 2 D L.P.	Private Equity	04/01/2026	1,763,099	2,027,304	*,⁺,6
Index Ventures Growth III (Jersey), L.P.	Private Equity	04/07/2026	10,824,778	6,936,611	*,6
MML Dorchester SCSp	Private Equity	12/17/2025	6,100,267	8,124,306	*,⁺,6
Nordic Capital IX Beta, L.P.	Private Equity	03/31/2026	8,314,260	8,674,495	*,⁺,6
One Peak Co-Invest I LP	Private Equity	04/07/2026	2,398,007	2,773,815	*,6
One Peak Co-Invest III LP	Private Equity	04/07/2026	1,105,929	1,200,480	*,6
One Peak Co-Invest IV LP	Private Equity	04/07/2026	1,081,753	1,357,823	*,6
One Peak European Growth One LP	Private Equity	04/07/2026	3,886,442	4,897,596	*,6
One Peak Growth II SCSp	Private Equity	04/07/2026	2,834,223	3,360,675	*,⁺,6
One Peak Growth III SCSp	Private Equity	04/07/2026	2,289,016	3,130,915	*,⁺,6
PAI Europe VII-1	Private Equity	03/31/2026	5,496,518	8,482,752	*,⁺,6
Permira VI L.P.1	Private Equity	04/01/2026	2,845,709	3,989,487	*,⁺,6
Providence Strategic Growth Europe L.P.	Private Equity	04/01/2026	3,577,252	4,433,123	*,⁺,7
Red Garden Invest (E) AB	Private Equity	03/31/2026	11,485,432	7,432,958	*,⁺,6
Searchlight Capital II, L.P.	Private Equity	03/31/2026	366,768	1,368,647	*,⁺,6,7
Searchlight Capital II PV, L.P.	Private Equity	03/31/2026	722,151	2,592,281	*,⁺,6
Sixth Cinven Fund (No.2) Limited Partnership	Private Equity	03/31/2026	321,270	1,243,707	⁺,6
Sixth Cinven Fund (No.3) Limited Partnership	Private Equity	03/31/2026	84,454	326,939	⁺,6
Sixth Cinven Fund (No.4) Limited Partnership	Private Equity	03/31/2026	25,933	100,394	⁺,6
Verdane Capital IX (D) AB	Private Equity	03/31/2026	1,008,568	869,302	⁺,6
Verdane Capital X (D) AB	Private Equity	03/31/2026	3,889,227	4,930,869	*,⁺,6
Verdane Freya XI (D2) AB	Private Equity	03/31/2026	3,223,397	4,452,933	*,⁺,6
Verdane Freya XII (D2) AB	Private Equity	03/31/2026	—	—	*,⁺,6
Verdane Lìf Continuation I (D1) AB	Private Equity	05/06/2026	26,265,089	25,188,974	*,⁺,6
VVI I S.C.Sp.	Private Equity	02/27/2026	13,632,596	19,377,757	⁺,6
VVI SIV I S.C.Sp.	Private Equity	02/27/2026	8,812,950	11,276,774	⁺,6
WPEF VII Feeder 1 ILP	Private Equity	04/01/2026	1,976,793	2,389,845	*,⁺,6
WSOF IV Feeder C.V.	Private Equity	12/16/2025	6,968,186	7,636,014	*,⁺
Total Europe			$191,046,747	$224,305,424

North America - 62.6% of NAV
Accel-KKR Capital Partners V, LP	Private Equity	03/31/2026	$7,602,202	$7,071,149	⁺,6

StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
Aldrich Capital Partners Fund, LP	Private Equity	04/06/2026	$819,330	$1,925,107	*,⁺,6
AlpInvest Co-Investment Fund (Offshore Feeder) VII, L.P.	Private Equity	01/02/2026	10,275,520	11,378,619	⁺,6
American Industrial Partners Capital Fund V, L.P.	Private Equity	03/31/2026	303,341	324,670	*,⁺,6
American Industrial Partners Capital Fund VI, L.P.	Private Equity	03/31/2026	1,653,621	1,380,613	⁺,6
Apollo Overseas Partners (Delaware) IX, L.P.	Private Equity	01/02/2026	8,549,591	11,464,595	*,⁺,6
Apollo Overseas Partners IX, L.P.	Private Equity	04/01/2026	7,726,122	6,996,958	*,⁺,6
Apollo Overseas Partners X, L.P.	Private Equity	01/02/2026	4,147,098	5,847,254	⁺,6
Aquiline Financial Services Fund IV L.P.	Private Equity	10/01/2025	4,346,270	6,053,863	*,⁺,6
Arbor Investments V-A, L.P.	Private Equity	03/31/2026	2,008,305	2,190,204	*,⁺,6
Arcline Capital Partners LP	Private Equity	06/30/2026	14,161,966	20,992,467	*,⁺,8
Arcline Capital Partners II LP	Private Equity	06/30/2026	13,675,892	18,091,451	*,⁺,8
Arcline Capital Partners III LP	Private Equity	06/30/2026	16,119,347	22,563,890	*,⁺,8
Audax Private Equity Fund VI-B, L.P.	Private Equity	12/31/2025	2,424,583	3,022,486	6
Bain Capital Fund XI, L.P.	Private Equity	03/31/2026	414,028	479,447	*,⁺,6
Bain Capital Fund XII, L.P.	Private Equity	03/31/2026	1,107,464	3,122,602	*,⁺,6
Bain Capital Fund XIII, L.P.	Private Equity	03/31/2026	3,126,274	4,389,191	*,⁺,6
Berkshire Fund IX-A, L.P.	Private Equity	01/02/2026	3,576,090	3,969,128	⁺,6
BlackRock Private Equity Primaries 2024 (Lux) SCSp	Private Equity	04/14/2026	—	—	*,⁺
Blackstone Capital Partners VIII L.P.	Private Equity	03/31/2026	6,823,074	7,418,350	⁺,6
Blue Owl GP Stakes IV Offshore Investors LP	Private Equity	01/02/2026	4,832,619	6,641,691	*,⁺,6
Carlyle Partners VII, L.P.	Private Equity	01/05/2026	8,262,506	10,956,380	*,⁺,6
Carlyle U.S. Equity Opportunity Fund II, L.P.	Private Equity	01/05/2026	2,037,795	2,762,325	*,⁺,6
Centre Lane Partners V, L.P.	Private Equity	01/02/2026	6,655,408	7,145,124	*,⁺,7
CIVC Partners Fund VI, L.P.	Private Equity	12/31/2025	8,907,362	11,159,856	*,⁺,8
CIVC Partners Fund VI-A, L.P.	Private Equity	12/31/2025	1,025,219	1,257,130	*,⁺,6
Clayton, Dubilier & Rice Fund IX, L.P.	Private Equity	03/31/2026	1,060,458	1,676,082	*,⁺,6
Clayton, Dubilier & Rice Fund X, L.P.	Private Equity	03/31/2026	9,691,967	9,650,644	⁺,6,7
Clearlake Capital Partners VII, L.P.	Private Equity	04/01/2026	3,532,871	3,937,621	*,⁺,7
Clearlake Capital Partners VIII, L.P.	Private Equity	04/01/2026	822,366	887,278	⁺,7
Consonance Concord CF PV, L.P.	Private Equity	11/19/2025	9,387,432	14,077,725	*,⁺,6
Dover Street XI Feeder Fund L.P.	Private Equity	06/30/2026	2,049,368	2,444,640	*,⁺,6
Dragoneer Connection1-BL 2026, LP	Private Equity	06/30/2026	20,343,069	23,524,661	*,⁺,6
Excellere Capital Fund II, L.P.	Private Equity	09/30/2025	2,135,056	2,520,181	*,⁺,6
Excellere Capital Fund III, L.P.	Private Equity	09/30/2025	10,402,168	8,714,879	*,⁺,6
Frontier Continuation Fund V, L.P.	Private Equity	11/20/2025	13,610,223	15,146,254	*,⁺,6
FS Equity Partners VIII, L.P.	Private Equity	12/31/2025	27,283,115	28,943,997	*,⁺,7
FS Equity Partners IX, L.P.	Private Equity	12/31/2025	6,525,179	5,682,653	*,⁺,6
Global Infrastructure Partners III-B Feeder Fund, L.P.	Other	03/31/2026	1,878,998	1,927,895	⁺,6
Golden Gate Capital Fund VII-A, L.P.	Private Equity	12/31/2025	7,084,122	4,481,091	*,⁺,6
Golden Gate Capital Opportunity Fund-A, L.P.	Private Equity	12/31/2025	38,468,352	58,304,149	⁺,6

StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
GrandBanks Capital Venture Fund II LP	Private Equity	09/30/2025	$915,916	$1,383,034	*,⁺,6
Great Hill Equity Partners VI, L.P.	Private Equity	12/31/2025	6,474,872	8,085,233	*,⁺,6,7
Great Hill Equity Partners VI-A, L.P.	Private Equity	12/31/2025	—	16,433	*,6,7
Great Hill Equity Partners VII, L.P.	Private Equity	12/31/2025	6,217,920	6,574,885	*,⁺,6,7
Great Hill Equity Partners VII-A, L.P.	Private Equity	12/31/2025	974,870	1,134,098	*,6,7
Great Hill Equity Partners VIII, L.P.	Private Equity	12/31/2025	13,816,785	15,082,813	*,⁺,6
GTCR Oak Fund LP	Private Equity	12/16/2025	22,542,956	25,044,681	*,⁺,6
H.I.G. Advantage Buyout Fund, L.P.	Private Equity	01/02/2026	22,312,114	22,511,948	⁺,6,7
H.I.G. Advantage Buyout Fund II, L.P.	Private Equity	01/02/2026	5,215,865	1,990,088	*,⁺,7
H.I.G. Middle Market LBO Fund III, L.P.	Private Equity	01/02/2026	21,362,961	25,191,600	*,⁺,7
H.I.G. Middle Market LBO Fund IV, L.P.	Private Equity	01/02/2026	14,538,011	16,834,818	*,⁺,7
H.I.G. Small-Cap & Growth Buyout Fund IV, L.P.	Private Equity	12/31/2025	379,736	300,842	*,⁺,7
Hellman & Friedman Capital Partners VIII, L.P.	Private Equity	03/31/2026	2,229,347	3,447,905	⁺,6,7
Hellman & Friedman Capital Partners X (Parallel), L.P.	Private Equity	03/31/2026	2,678,238	3,372,944	⁺,6
Hellman & Friedman Capital Partners XI (Parallel), L.P.	Private Equity	03/31/2026	—	—	*,⁺,6
K1 Special Opportunities Fund, L.P.	Private Equity	03/31/2026	23,242,581	29,047,238	*,⁺,6
KIA Teton, L.P.	Private Equity	01/20/2026	11,518,793	20,756,076	⁺,6
Kinderhook Capital Waste CV, L.P.	Private Equity	10/21/2025	7,217,085	7,834,604	*,⁺,6
KKR Health Care Strategic Growth Fund L.P.	Private Equity	10/01/2025	3,629,131	3,713,925	*,⁺,6
KPS Special Situations Fund IV, LP	Private Equity	09/30/2025	261,258	930,175	*,⁺,7
KPS Special Situations Fund V, LP	Private Equity	09/30/2025	669,668	1,672,287	⁺,7
KPS Special Situations Fund V (A), LP	Private Equity	09/30/2025	3,328,230	3,828,294	⁺,6
KPS Special Situations Fund VI, LP	Private Equity	09/30/2025	139,303	246,529	⁺,7
KPS Special Situations Fund VI (A), LP	Private Equity	09/30/2025	695,168	746,347	⁺,6
KPS Special Situations Mid-Cap Fund, LP	Private Equity	09/30/2025	327,715	1,337,824	*,⁺,7
KPS Special Situations Mid-Cap Fund II, LP	Private Equity	09/30/2025	299,928	293,511	⁺,7
Linden Capital Partners IV-A LP	Private Equity	09/30/2025	1,756,022	2,248,297	*,⁺,6
LSCP BTX CV-B LP	Private Equity	03/27/2026	13,710,840	14,267,700	*,⁺,6
Marlin Heritage, L.P.	Private Equity	12/31/2025	2,127,934	2,011,044	*,⁺,6
Marlin Heritage II, L.P.	Private Equity	12/31/2025	4,724,242	4,546,647	*,⁺,7
Marlin Heritage II-A, L.P.	Private Equity	12/31/2025	1,188,304	1,136,322	*,⁺,6
Mason Wells Buyout Fund IV, LP	Private Equity	03/31/2026	4,665,364	5,393,160	*,⁺,6
MiddleGround Partners II, L.P.	Private Equity	12/31/2025	14,322,521	15,427,271	*,⁺,6
Monogram Capital Partners I, L.P.	Private Equity	09/30/2025	3,711,207	2,895,997	*,⁺,8
Monogram Capital Partners II, L.P.	Private Equity	09/30/2025	2,677,710	2,350,192	*,⁺,6,8
Monogram Capital Partners III PV, L.P.	Private Equity	09/30/2025	3,869,620	4,564,162	*,⁺,6
Nautic Partners IX, L.P.	Private Equity	12/31/2025	11,149,292	15,467,690	*,⁺,7
Nautic Partners X, L.P.	Private Equity	12/31/2025	37,786,082	49,153,207	*,⁺,7
Nautic Partners XI, L.P.	Private Equity	12/31/2025	12,660,497	13,818,237	*,⁺,7
Novacap International Industries V, L.P.	Private Equity	03/31/2026	3,275,200	4,114,635	*,⁺,6

StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
OCP North Fund Offshore LP	Private Equity	09/30/2025	$37,500,000	$51,892,537	*,6
Odyssey Investment Partners Fund V, LP	Private Equity	12/31/2025	1,630,996	2,134,202	*,⁺,6
Odyssey Investment Partners Fund VI, LP	Private Equity	12/31/2025	30,503,269	39,214,972	*,⁺,7
Odyssey Investment Partners Fund VI-A, LP	Private Equity	12/31/2025	959,420	1,296,992	*,⁺,7
OEP VI Feeder (Cayman), L.P.	Private Equity	04/01/2026	293,374	628,273	*,⁺,6
Onex Partners Leaf CV LP	Private Equity	03/26/2026	11,946,516	13,463,894	⁺,6
Peak Rock Capital Fund III LP	Private Equity	01/02/2026	11,992,279	13,959,666	*,⁺,6
Peak Rock Capital Fund III-A LP	Private Equity	01/02/2026	1,541,984	1,829,965	*,⁺,6
PSG V L.P.	Private Equity	04/01/2026	4,407,368	5,378,916	*,⁺,7
PWP Growth Equity Fund I (B) LP	Private Equity	09/30/2025	1,137,345	1,596,402	*,⁺,6
PWP Growth Equity Fund II B LP	Private Equity	09/30/2025	1,302,500	2,371,496	*,⁺,6
Rembrandt Venture Partners Fund Two, L.P.	Private Equity	09/30/2025	959,542	1,158,449	*,7
Roark Capital Partners II Sidecar LP	Private Equity	12/31/2025	3,651,408	3,795,926	*,⁺,6
Roark Capital Partners V (TE) LP	Private Equity	12/31/2025	5,719,898	6,398,770	⁺,6
Roark Capital Partners VII (OS) LP	Private Equity	01/02/2026	—	—	*,⁺,7
Sensor DC Holdings, LP	Private Equity	06/08/2026	9,829,179	16,297,528	*,6
Sixth Street Opportunities Partners IV (B), L.P.	Private Equity	04/06/2026	1,336,737	1,775,537	*,⁺,6
Stellex Capital Partners LP	Private Equity	03/31/2026	1,673,742	1,437,146	*,⁺,6
Stellex Capital Partners II-A LP	Private Equity	03/31/2026	4,678,672	5,873,575	⁺,6
Sterling Investment Partners XK Opportunities Fund-A, L.P.	Private Equity	10/23/2025	12,003,890	12,927,206	*,⁺,6
Stone Point CV, L.P.	Private Equity	10/29/2025	10,151,867	12,490,432	*,⁺,6
Summit Partners Growth Equity Fund X-A, L.P.	Private Equity	09/30/2025	29,252,677	35,863,511	⁺,7,8
Summit Partners Growth Equity Fund X-B, L.P.	Private Equity	09/30/2025	3,637,249	4,443,529	⁺,6
Summit Partners Growth Equity Fund XI-A, L.P.	Private Equity	09/30/2025	21,654,539	26,222,731	*,⁺,7,8
Summit Partners Growth Equity Fund XI-B, L.P.	Private Equity	09/30/2025	2,903,360	3,501,206	*,⁺,6
TA Atlantic and Pacific VI L.P.	Private Equity	03/31/2026	142,197	219,510	*,⁺,6
TA Atlantic and Pacific VII-B L.P.	Private Equity	03/31/2026	1,614,287	1,806,349	⁺,6
TA XII-A, L.P.	Private Equity	12/31/2025	4,171,652	4,497,876	⁺,7
TA XII-B, L.P.	Private Equity	12/31/2025	1,392,075	1,492,642	⁺,6
TA XIII-A, L.P.	Private Equity	12/31/2025	7,284,422	8,218,364	⁺,7
TA XIII-B, L.P.	Private Equity	12/31/2025	5,167,034	6,053,550	⁺,6
TA XIV-B, L.P.	Private Equity	03/31/2026	3,614,116	4,254,832	*,⁺,6
TA XV-B, L.P.	Private Equity	03/31/2026	1,208,873	1,304,922	*,⁺,6
Tenex Capital Partners II, L.P.	Private Equity	04/01/2026	1,409,902	1,883,111	*,⁺,6,7
Thoma Bravo Discover Fund, L.P.	Private Equity	04/01/2026	484,534	601,340	*,⁺,6
Thoma Bravo Discover Fund A, L.P.	Private Equity	04/01/2026	2,309,210	2,865,891	*,⁺,6
Thoma Bravo Discover Fund II, L.P.	Private Equity	04/01/2026	635,839	659,853	*,⁺,6
Thoma Bravo Discover Fund II-A, L.P.	Private Equity	04/01/2026	8,985,184	9,324,539	*,⁺,6

StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
Thoma Bravo Fund XII, L.P.	Private Equity	04/01/2026	$93,981	$298,307	*,⁺,6
Thoma Bravo Fund XII-A, L.P.	Private Equity	04/01/2026	1,328,249	4,192,245	*,⁺,6
Thoma Bravo Fund XIII, L.P.	Private Equity	01/02/2026	6,120,102	6,263,943	*,⁺,7
Thoma Bravo Fund XIII-A, L.P.	Private Equity	01/02/2026	910,024	929,491	*,⁺,6
Thoma Bravo Fund XIV, L.P.	Private Equity	01/02/2026	12,554,084	13,197,698	*,⁺,7
Thoma Bravo Fund XIV-A, L.P.	Private Equity	01/02/2026	2,238,635	2,331,868	*,⁺,6
Thomas H. Lee Equity Fund VIII, L.P.	Private Equity	01/02/2026	11,627,130	16,311,825	*,⁺,7
Thomas H. Lee Equity Fund IX, L.P.	Private Equity	01/02/2026	24,659,204	31,951,533	*,⁺,7
Thomas H. Lee Parallel Fund VIII, L.P.	Private Equity	01/02/2026	2,330,552	3,263,689	*,⁺,6
Thomas H. Lee Parallel Fund IX, L.P.	Private Equity	01/02/2026	2,285,329	2,953,735	*,⁺,6
TPG Healthcare Partners, L.P.	Private Equity	04/06/2026	804,493	1,019,463	*,⁺,6
TPG Healthcare Partners II, L.P.	Private Equity	04/06/2026	1,839,218	2,447,701	*,⁺,6
TPG Partners VII, L.P.	Private Equity	04/06/2026	669,549	723,868	*,⁺,6
TPG Partners VIII, L.P.	Private Equity	04/06/2026	3,611,396	4,178,672	⁺,6
TPG Partners IX, L.P.	Private Equity	04/06/2026	2,353,671	2,866,909	⁺,6
Trident VIII, L.P.	Private Equity	01/02/2026	10,523,035	12,011,681	*,⁺,6
Trident IX, L.P.	Private Equity	01/02/2026	13,719,933	16,135,390	⁺,7
Trive Capital Fund I (Offshore) LP	Private Equity	09/30/2025	228,002	308,402	*,⁺,6
Trive Capital Fund II (Offshore) LP	Private Equity	09/30/2025	1,312,930	2,011,730	*,⁺,6
Trive Capital Fund III-A LP	Private Equity	09/30/2025	1,069,650	3,321,995	*,⁺,6
TSG9 L.P.	Private Equity	12/31/2025	13,422,211	14,548,891	⁺,7
TSG9 Parallel L.P.	Private Equity	12/31/2025	1,491,916	1,580,007	⁺,6
Vista Equity Endeavor Fund I-A, L.P.	Private Equity	12/31/2025	7,495,979	9,165,198	*,⁺,7
Vista Equity Endeavor Fund II, L.P.	Private Equity	12/31/2025	2,817,884	3,773,338	*,⁺,7
Vista Equity Endeavor Fund II-A, L.P.	Private Equity	12/31/2025	7,279,519	9,663,854	*,⁺,7
Vista Equity Partners Fund V, L.P.	Private Equity	12/31/2025	16,564,409	14,213,929	*,⁺,7
Vista Equity Partners Fund VII, L.P.	Private Equity	12/31/2025	3,662,510	4,441,481	*,⁺,7
Vista Foundation Fund III-A, L.P.	Private Equity	12/31/2025	9,789,700	12,851,234	*,⁺,7
Vista Foundation Fund IV-A, L.P.	Private Equity	01/02/2026	13,968,368	17,057,797	*,⁺,7
Warburg Pincus Financial Sector, L.P.	Private Equity	09/30/2025	1,979,370	2,449,649	*,⁺,6
Warburg Pincus Private Equity XI, L.P.	Private Equity	04/06/2026	55,172	64,719	*,7
Warburg Pincus Private Equity XII, L.P.	Private Equity	04/06/2026	4,270,324	6,234,433	*,6,7
Total North America			$1,015,632,722	$1,231,197,308

Rest of World - 1.9% of NAV
Bain Capital Asia Fund III, L.P.	Private Equity	03/31/2026	$274,608	$8,465,895	*,⁺,6
Bain Capital Asia Fund IV, L.P.	Private Equity	03/31/2026	1,009,197	1,121,958	*,⁺,6
CVC Capital Partners Asia Pacific IV L.P.	Private Equity	04/01/2026	320,243	544,007	*,⁺,6
Fortissimo Capital Fund III (Cayman), L.P.	Private Equity	09/30/2025	818,204	1,850,650	*,⁺,6
Fortissimo Capital Fund IV, L.P.	Private Equity	09/30/2025	2,053,886	2,950,757	⁺,6

StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
Rest of World (continued)
MC Brazil Special Opportunities Fund STP, LP	Private Equity	03/30/2026	$18,342,537	$22,484,921	⁺,6
Total Rest of World			$22,818,675	$37,418,188
Total Investment Funds			$1,229,498,144	$1,492,920,920
Total Non-Controlled/Non-Affiliated Secondary Investments			$1,229,498,144	$1,492,920,920

Public Securities - Non-Controlled/Non-Affiliated - 0.1% of NAV					1,2
North America - 0.1% of NAV
Karman Holdings Inc. (46,724 common shares)	Public Securities	09/30/2025	$371,899	$2,332,462	*,6,9
Robinhood Markets, Inc. (421 common shares)	Public Securities	06/16/2026	41,309	42,218	*,6
Total North America			$413,208	$2,374,680
Total Non-Controlled/Non-Affiliated Public Securities			$413,208	$2,374,680

Short-Term Investments - Non-Controlled/Non-Affiliated - 11.0% of NAV
Fidelity Investments Money Market Government
Portfolio — Class I, 3.53% (216,744,413 shares)	Money Market	N/A	$216,744,413	$216,744,413	10
Total Non-Controlled/Non-Affiliated Short-Term Investments			$216,744,413	$216,744,413
Total Non-Controlled/Non-Affiliated Investments - 94.4% of NAV			$1,576,321,235	$1,857,010,975
Other assets in excess of liabilities - 5.6% of NAV				$110,300,380
Net Assets - 100.0% of NAV				$1,967,311,355

*	Investment is non-income producing.
⁺	Investment has been committed to but has not been fully funded.
1	Geographic region generally reflects the location of the investment manager or company.
2	Investments do not issue shares or hold outstanding principal, except where noted. The terms “shares” and “units” are used interchangeably.
3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
4	The fair value of any Secondary Investment, Primary Investment, or Co-Investment has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such investments (including any of its affiliates).
5	The fair value of the investment was determined using significant unobservable inputs.
6	All or a portion of this security is held by STPEX Subsidiary LLC.
7	All or a portion of this security is held by STPEX Cayman LLC.
8	All or a portion of this security is held by STPEX LLC.
9	Investment is subject to contractual sale restrictions and may not be sold or transferred until the lock-up period expires on July 20, 2026.
10	The rate reported is the 7-day effective yield at the period end.